Note 22 - Financial liabilities at amortized cost - Deposits from customers by geographical area and instruments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	€ 375,970	€ 376,379	€ 401,465
Demand Deposits And Other By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	138,236	123,382	102,730
Demand Deposits And Other By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	7,233	6,816	6,959
Demand Deposits And Other By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	38,383	36,492	36,468
Demand Deposits And Other By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	23,811	23,710	9,862
Demand Deposits And Other By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	41,222	36,728	26,997
Demand Deposits And Other By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	10,856	12,427	47,340
Demand Deposits And Other By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	831	1,028	1,190
Demand Deposits And Other By Geographical Area [Member] | Total [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	260,573	240,583	231,547
Deposits With Agreed Maturity By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	28,165	39,513	56,391
Deposits With Agreed Maturity By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	14,415	13,372	19,683
Deposits With Agreed Maturity By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	11,837	11,622	10,647
Deposits With Agreed Maturity By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	14,159	15,053	28,328
Deposits With Agreed Maturity By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	21,317	21,436	23,023
Deposits With Agreed Maturity By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	22,564	24,237	14,971
Deposits With Agreed Maturity By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	1,731	1,484	3,382
Deposits With Agreed Maturity By Geographical Area [Member] | Total [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	114,188	126,716	156,425
Repurchase Agreements By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	3	2,664	1,901
Repurchase Agreements By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	429	1,989	4,306
Repurchase Agreements By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	770	4,272	7,002
Repurchase Agreements By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0	2	21
Repurchase Agreements By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0	0	263
Repurchase Agreements By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	7	152	0
Repurchase Agreements By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0	0	0
Repurchase Agreements By Geographical Area [Member] | Total [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	1,209	9,079	13,493
Total [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	166,403	165,559	161,022
Total [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	22,077	22,177	30,949
Total [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	50,991	52,387	54,117
Total [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	37,970	38,764	38,211
Total [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	62,539	58,164	50,282
Total [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	33,427	36,815	62,311
Total [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	2,563	2,511	4,572
Total [Member] | Total [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	€ 375,970	€ 376,379	€ 401,465